Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	kr 232,314	kr 232,390	kr 227,216
Non-current assets, total	68,031	66,244	61,633
Networks [member]
Disclosure of geographical areas [line items]
Net sales	167,838	165,978	155,009
Digital services [member]
Disclosure of geographical areas [line items]
Net sales	36,151	37,324	39,857
Managed services [member]
Disclosure of geographical areas [line items]
Net sales	20,379	22,600	25,565
Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	7,946	6,488	6,785
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	28,829	30,048	29,776
Non-current assets, total	1,010	812	1,199
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	20,299	21,464	21,850
South East Asia, Oceania and India [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	4,235	4,329	4,033
South East Asia, Oceania and India [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	4,258	4,219	3,836
South East Asia, Oceania and India [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	37	36	57
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	29,121	33,334	26,400
Non-current assets, total	2,700	2,648	2,881
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	24,464	27,120	20,339
North East Asia [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	3,605	5,124	4,857
North East Asia [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	800	831	1,026
North East Asia [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	252	259	178
North America [member]
Disclosure of geographical areas [line items]
Net sales	77,456	73,775	70,223
Non-current assets, total	11,971	12,749	11,570
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	66,464	62,199	55,808
North America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	7,988	7,979	9,646
North America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	2,925	3,529	4,673
North America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	79	68	96
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	60,272	55,745	59,006
Non-current assets, total	52,141	49,895	45,832
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	38,671	33,257	33,884
Europe and Latin America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	12,381	11,954	12,571
Europe and Latin America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	8,804	10,167	12,149
Europe and Latin America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	416	367	402
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	20,785	23,298	25,525
Non-current assets, total	209	140	151
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	10,743	13,281	14,604
Middle East and Africa [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	6,436	6,144	7,015
Middle East and Africa [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,592	3,854	3,881
Middle East and Africa [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	14	19	25
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	15,851	16,190	16,286
Non-current assets, total	0	0	0
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	7,197	8,657	8,524
Other regions [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	1,506	1,794	1,735
Other regions [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Other regions [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	7,148	5,739	6,027
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	2,349	1,123	589
Non-current assets, total	45,997	43,627	38,313
European union [Member]
Disclosure of geographical areas [line items]
Net sales	31,307	29,501	35,729
Non-current assets, total	50,428	48,133	44,306
US [member]
Disclosure of geographical areas [line items]
Net sales	79,896	77,835	73,279
Non-current assets, total	10,749	11,533	10,176
China [member]
Disclosure of geographical areas [line items]
Net sales	10,078	18,745	15,860
Non-current assets, total	2,202	2,136	2,402
JAPAN
Disclosure of geographical areas [line items]
Net sales	13,678	12,150	8,890
Non-current assets, total	kr 261	kr 272	kr 184